Fair Value Measurements and Marketable Securities Available-for-Sale - Summary of financial Asset measured at fair value on recurring basis (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities	$ 185,997	$ 112,893
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities	185,997	$ 112,893
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities	$ 0